Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Income tax expense / (income)	$ (3,245)	$ 6	$ 5
France
Operating Loss Carryforwards [Line Items]
Income tax expense / (income)	(3,250)
Foreign
Operating Loss Carryforwards [Line Items]
Income tax expense / (income)	$ 5	$ 6	$ 5